Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

21. Related Party Transactions

The Company conducts transactions with Exxaro Australia Sands Pty Ltd (“Exxaro”), the Company’s 50% partner in the Tiwest Joint Venture. The Company purchased, at open market prices, raw materials used in its production of TiO 2 and Exxaro’s share of TiO 2 produced by the Tiwest Joint Venture. The Company also provided administrative services and product research and development activities, which were reimbursed by Exxaro. For the three months ended March 31, 2012, two months ended March 31, 2011 and one month ended January 31, 2011, the Company made payments of $82.9 million, $12.8 million and $44.0 million, respectively, and received payments of $7.0 million, $2.0 million and nil, respectively, related to these transactions.

25. Related Party Transactions

The Company conducts transactions with BMI and its subsidiaries in support of the Company’s Henderson, Nevada facility. The Company previously owned approximately 30% in these companies, which was contributed to the Nevada Environmental Trust as part of the Plan. The Company no longer has any investment in BMI or its subsidiaries. For the years ended December 31, 2010 and 2009, payments made to BMI totaled $0.5 million, and $0.6 million, respectively.

The Company conducts transactions with Exxaro Australia Sands Pty Ltd, a subsidiary of Exxaro and the Company’s 50% partner in the Tiwest Joint Venture. The Company purchased, at open market prices, raw materials used in its production of TiO 2 and Exxaro’s share of TiO 2 produced by the Tiwest Joint Venture. The Company also provided administrative services and product research and development activities, which were reimbursed by Exxaro. For the eleven months ended December 31, 2011, one month ended January 31, 2011, and years ended December 31, 2010 and 2009, the Company made payments of $315.8 million, $44.0 million, $108.9 million and $115.6 million, respectively, and received payments of $7.5 million, nil, $2.2 million and $3.6 million, respectively, related to these transactions. The total payments to Exxaro of $315.8 million in the eleven months ended December 31, 2011, include $79.1 million related to the Company’s purchase of its 50% share of the Tiwest Joint Venture Kwinana pigment plan expansion in June 2011.

Concentration of Supplier—During the eleven months ended December 31, 2011, one month ended January 31, 2011 and years ended December 31, 2010 and 2009, approximately 20.3%, 21.7%, 15.1% and 13.8%, respectively, of raw materials were purchased from the Company’s joint venture.